November 25, 2024

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Align Alternative Access Fund (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s Registration Statement on Form N-2 under the 1940 Act and 1933 Act.

If you have any questions concerning this filing, please contact the undersigned at (513) 352-6632.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP